Key management personnel	12 Months Ended
Dec. 31, 2022
Share Option and Warrant Reserves
Key management personnel
Note 17: Key management personnel

Key management personnel include Fury Gold’s board of directors and certain executive officers of the Company, including the CEO and Chief Financial Officer (“CFO”).

On April 1, 2022, the Company entered into a shared services agreement with UMS, in which the Company holds a 25% interest (note 1). Under the shared services agreement, the Company’s CFO, Senior Vice President, Exploration, and CGO terminated their direct employment status with the Company, became employed by UMS and then entered into secondment employment arrangements between the Company and UMS.

The remuneration of the Company’s key management personnel was as follows:

	Years ended December 31
	2022	2021
Short-term benefits provided to executives (a)	$1,719	$982
Directors’ fees paid to non-executive directors	203	204
Share-based payments	1,059	1,206
Total	$2,981	$2,392

(a) Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statements of financial position, and other annual employee benefits.